LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Lease Cost and Other Information
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2020	2019

Operating lease cost[1]	124	117
Sublease income	(13)	(11)
Net operating lease cost	111	106
1     Includes short-term leases and variable lease costs.
Net rental expense on operating leases in 2018 was $84 million.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2020	2019

Cash paid for amounts included in the measurement of operating lease liabilities	77	76
ROU assets obtained in exchange for new operating lease liabilities	14	9

at December 31	2020	2019

Weighted average remaining lease term	10 years	10 years
Weighted average discount rate	3.5%	3.5%
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2020	2019

Accounts payable and other	56	56
Other long-term liabilities (Note 16)	427	476
	483	532

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities are as follows:

(millions of Canadian $)	2020	2019

Less than one year	72	73
One to two years	61	69
Two to three years	59	59
Three to four years	58	58
Four to five years	54	57
More than five years	269	323
Total operating lease payments	573	639
Imputed interest	(90)	(107)
Operating lease liabilities	483	532

Future Lease Payments to be Received Under Operating Leases
Future lease payments to be received under operating leases are as follows:

(millions of Canadian $)	2020	2019

Less than one year	119	123
One to two years	111	116
Two to three years	109	111
Three to four years	109	109
Four to five years	94	109
More than five years	70	164
	612	732